BASIC AND DILUTED LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Summary of Income Per Share Calculation
Basic loss per share is calculated by dividing net loss by the weighted average number of ordinary shares outstanding during the period (amounts are in USD thousand except shares and per share amounts).

	Three Months Ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Net loss for the period attributable to shareholders	(4,626)	(13,415)	(5,801)	(2,181)
Weighted-average number of ordinary shares, basic	35,502,315	35,679,467	35,344,863	35,627,074
Net loss per share attributable to shareholders, basic	(0.13)	(0.38)	(0.16)	(0.06)

Net loss for the period attributable to shareholders	(4,626)	(13,415)	(5,801)	(2,181)
Weighted-average number of ordinary shares, diluted	35,502,315	35,679,467	35,344,863	36,244,021
Net loss per share attributable to shareholders, diluted	(0.13)	(0.38)	(0.16)	(0.06)

The calculation of diluted loss per share has been based on the following weighted-average number of ordinary shares outstanding after adjustment for the effect of all dilutive potential ordinary shares:

	Three Months Ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Weighted-average number of ordinary shares (basic)	35,502,315	35,679,467	35,344,863	35,627,074
Effect of share options	—	—	—	275,710
Unvested ordinary shares	—	—	—	341,237
Weighted-average number of ordinary shares (diluted)	35,502,315	35,679,467	35,344,863	36,244,021